Fair value measurement (Details 2) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term investments
Impairment charges	¥ 0	¥ 0	¥ 0
Wealth management products
Short-term investments
Gross unrealized gains	¥ 11,000	¥ 54,813,000